Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Net income (loss)		€ (21,344)	€ (24,764)
Depreciation and amortization, net		707	1,142
Employee benefits costs		79	145
Change in provision for charges		1,085	(105)
Share-based compensation expense		1,554	1,705
Change in fair value of financial assets		(249)	(992)
Foreign exchange (gains) losses on financial assets		1,347	(524)
Change in accrued interests on financial assets		(191)	(212)
Disposal of property and equipment (scrapping)		20	18
Other profit or loss items with no cash effect		3	26
Operating cash flow before change in working capital		(16,989)	(23,561)
Change in working capital	[1],[2]	(14,175)	26,597
Net cash generated from / (used in) operating activities:	[3]	(31,164)	3,036
Acquisition of property and equipment, net		(58)	(283)
Purchase of other assets		(3)	0
Disposal of current financial instruments and paid interests		7,143	1,215
Interest received on financial assets		(108)	0
Net cash generated from / (used in) investing activities:		6,974	932
Proceeds from the exercise / subscription of equity instruments		14,932	93
Repayment of borrowings		(4,456)	(4,420)
Net cash generated / (used in) from financing activities:		10,476	(4,327)
Effect of the exchange rate changes		1,022	(257)
Net increase / (decrease) in cash and cash equivalents:		(12,692)	(616)
Cash and cash equivalents at the beginning of the year:		66,396	70,605
Cash and cash equivalents at the end of the six-months period:		53,704	69,989
Change in working capital
Trade receivables and others - current and non-current portion (excluding receivables related to Property & equipment)		16,987	34,273
Trade receivables and others - current and non-current portion (excluding receivables related to Property & equipment), variance		(2,687)	31,838
Trade payables and others (excluding payables related to capital expenditures)		(12,041)	(15,873)
Trade payables and others (excluding payables related to capital expenditures), variance		(3,966)	(1,145)
Collaboration liabilities - current and non-current portion		(41,300)	(52,149)
Collaboration liabilities - current and non-current portion, variance		(7,271)	(528)
Deferred revenue - current and non-current portion		(3,191)	(6,915)
Deferred revenue - current and non-current portion, variance		(250)	(3,568)
Total change in working capital		(39,545)	(40,664)
Total change in working capital, variance	[1],[2]	(14,175)	€ 26,597
5% retained - Tax credit 2023 refund
5% retained - Tax credit 2023 refund, variance		490
Change in working capital adjusted		(39,545)
Change in working capital adjusted, variance		€ (13,685)

[1]	95% of the pre-financed CIR 2023 has been collected. The 5% retained amount of €0.5 million recorded under ‘Trade receivables and others non current’ as of December 31, 2023 has been reclassified under ‘Other non current assets’ as of December 31, 2024. It will be collected after a three- year delay.

Change in working capital	Note	June 30, 2024	December 31, 2023	Variance
Trade receivables and others - current and non-current portion (excluding receivables related to Property & equipment)	13	34,273	66,111	31,838
Deferred revenue - current and non-current portion	13	(6,915)	(10,483)	(3,568)
Trade payables and others (excluding payables related to capital expenditures)	8	(15,873)	(17,018)	(1,145)
Collaboration liabilities - current and non-current portion	13	(52,149)	(52,677)	(528)
Total change in working capital		(40,664)	(14,067)	26,597

[2]	Change in working capital are detailed below:

Change in working capital	Note	June 30, 2025	December 31, 2024	Variance
Trade receivables and others - current and non-current portion (excluding receivables related to Property & equipment)	5	16,987	14,300	(2,687)
Trade payables and others (excluding payables related to capital expenditures)	8	(12,041)	(16,007)	(3,966)
Collaboration liabilities - current and non-current portion	13	(41,300)	(48,571)	(7,271)
Deferred revenue - current and non-current portion	13	(3,191)	(3,441)	(250)
Total change in Working Capital		(39,545)	(53,719)	(14,175)
5% retained - Tax credit 2023 refund (3)			490	490
Change in working capital (net of guarantee)		(39,545)	(53,229)	(13,685)

[3]	Cash flows from operating activities include an amount of €0.2 million of interests paid for the first half of 2025 (€1.3 million as of December 31,2024) and interests received for €0.5 million for the first half of 2025 (€1.9 million as of December 31,2024)